Common stock (Tables)	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Schedule of Shares of Common Stock Reserved for Future Issuance	Sonder has reserved the following shares of common stock for future issuance:

	September 30, 2021	December 31, 2020
Conversion of preferred stock and exchangeable shares(1)	208,995,747	194,495,747
Outstanding stock options	17,825,731	12,802,899
Options available for grant under the 2019 Equity Incentive Plan	4,135,587	3,413,074
Total common stock reserved for future issuance	230,957,065	210,711,720
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(1)Includes the warrants reclassified to equity as of December 31, 2020 and those issued in connection with the 2018 Loan and Security Agreement and related amendment as of September 30, 2021 and December 31, 2020.
As of December 31, 2020 and 2019, Sonder has reserved the following shares of common stock for future issuance:

	December 31,
	2020	2019
Conversion of preferred stock and exchangeable shares(1)	194,495,747	173,188,488
Outstanding stock options	12,802,899	10,633,972
Options available for grant under the 2019 Equity Incentive Plan	3,413,074	6,526,981
Total common stock reserved for future issuance	210,711,720	190,349,441
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(1)Includes the warrants reclassified to equity as of December 31, 2019 and those issued in connection with the 2018 Loan and Security Agreement and related amendment as of December 31, 2020 and 2019.